Related Party Transactions (Details) - Schedule of Related Party Transactions ¥ in Thousands		12 Months Ended
		Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Related Party Transactions [Abstract]
Transactions recorded in revenue	[1]	¥ 34,107		¥ 147,921	¥ 44,710
(ii) Other transactions
—Repayment of borrowings from related parties					(146,182)
—Borrowings from related parties					122,833
—Lending to related parties				(2,243)	(129,427)
—Repayment of lending to related parties				24,629	109,389
—Disposal of subsidiaries to related parties	[2]			¥ 2,000	¥ 20,000

[1]	Beijing Feierlai has been providing marketing services to Beijing Baichuan Insurance Brokerage Co., Ltd. by referring learners to purchase insurance policies and earned commissions for the service, which was recorded as revenues from related parties subsequent to the disposal of Baichuan (Note 20).
[2]	The Group disposed of ChangYou Star to Beijing Shanronghaina Network Technology Co., Ltd. at a consideration of RMB22,000 (Note 20), of which RMB20,000 and RMB2,000 was received during the year ended June 30, 2022 and 2023, respectively.